Offsets	Oct. 26, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FireFly Robotics, Inc.
Form or Filing Type	S-1
File Number	333-290743
Initial Filing Date	Oct. 06, 2025
Fee Offset Claimed	$ 4,091.82
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	29,756,250
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,109.34
Termination / Withdrawal Statement	The Registrant, FireFly Robotics, Inc. (f/k/a FireFly Automatix, Inc.), previously paid filing fees in connection with the Registration Statement on Form S-1 (File No. 333-290743) (the "Prior Registration Statement") filed on November 12, 2025, which Prior Registration Statement was withdrawn on March 16, 2026 pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it was withdrawn. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due in connection with this filing by $4,109.34, representing the Initial Fee previously paid with respect to unsold securities under the Prior Registration Statement (the "Unsold Offset Securities"), and the offering of the Unsold Offset Securities pursuant to the Prior Registration Statement associated with the claimed fee offset has been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FireFly Robotics, Inc.
Form or Filing Type	S-1
File Number	333-290743
Filing Date	Oct. 06, 2025
Fee Paid with Fee Offset Source	$ 4,109.34
Offset Note	The Registrant, FireFly Robotics, Inc. (f/k/a FireFly Automatix, Inc.), previously paid filing fees in connection with the Registration Statement on Form S-1 (File No. 333-290743) (the "Prior Registration Statement") filed on November 12, 2025, which Prior Registration Statement was withdrawn on March 16, 2026 pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it was withdrawn. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due in connection with this filing by $4,109.34, representing the Initial Fee previously paid with respect to unsold securities under the Prior Registration Statement (the "Unsold Offset Securities"), and the offering of the Unsold Offset Securities pursuant to the Prior Registration Statement associated with the claimed fee offset has been completed or terminated.